GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2018
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSES
26.	GENERAL AND ADMINISTRATIVE EXPENSES

	December 31, 2018	December 31, 2017
	$	$
Professional, director and consulting fees	7,287,630	2,301,067
Investor relations and media	2,377,219	1,026,299
Wages and benefits	2,297,988	854,430
Office and general	1,477,764	522,485
Travel and accomodations	552,897	366,166
Total general and administrative expenses	13,993,498	5,070,447